United States
               Securities and Exchange Commission
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 1999

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:          Johnston-Lemon Group Inc.
Address:       1101 Vermont Avenue, NW
               Washington, DC 20005


Form 13F File Number: 28-______________________

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Siging this Report on Behalf of Reporting Manager:

Name:     Kenneth I. Miller
Title:    Chief Financial Officer
Phone:    (202)842-5618

/s/ Kenneth I. Miller    Washington, DC                February 7, 2000
______________________  ___________________________    _________________
(Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ ______________________________________________________
        [Repeat as necessary.]


        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               _____None_____

Form 13F Information Table Entry Total:  _____80_______

Form 13F Information Table Value Total: $_107,872_______
                                          (thousands)


FORM 13F INFORMATION TABLE

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
COUMN 1 & COLUMN 2               COLUMN 3   COLUMN 4  COLUMN 5         COLUMN 6   COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS    CUSIP      VALUE     SHARES or        INVESTMENT OTHER
                                         (X$1000)  PRINCIPAL AMOUNT DISCRETION MANGERS  SOLE   SHARED NONE

AT&T Corp                        001957109    1042    20503SH          SOLE                              20503
Abbott Labs                      002824100     628    17300SH          SOLE                              17300
Albertsons Inc                   013104104     274     8500SH          SOLE                              8500
Alltel Corp                      020039103     465     5627SH          SOLE                              5627
America Online Inc DEL           02364J104     754    10000SH          SOLE                              10000
American Express                 025816109     592     3560SH          SOLE                              3560
American General Corp            026351106     330     4350SH          SOLE                              4350
American International Group Inc 026874107     595     5501SH          SOLE                              5501
American Mgmt Sys Inc            027352103    1381    44000SH          SOLE                              44000
American Tower Corp Cl A         029912201    1941    63500SH          SOLE                              63500
Automatic Data Processing Inc    053015103     366     6800SH          SOLE                              6800
Bank of America Corporation      060505104    2228    44400SH          SOLE                              44400
Becton Dickinson & Co            075887109     503    18670SH          SOLE                              18670
Bell Atlantic Corp               077853109    3836    62316SH          SOLE                              62316
Bellsouth Corp                   079860102     545    11644SH          SOLE                              11644
Black and Decker Corp            091797100     523    10000SH          SOLE                              10000
BMC Software Inc                 055921100     415     5200SH          SOLE                              5200
CAIS Internet Inc                12476Q102     515    14500SH          SOLE                              14500
CSX Corp                         126408103    2196    70000SH          SOLE                              70000
Capital One Finl Corp            14040H905    4481    93000SH          SOLE                              93000
Carnival Corp                    143658102     416     8700SH          SOLE                              8700
Chase Manhattan Corp New         16161A108     624     8030SH          SOLE                              8030
Circuit City Stores Inc Circt City Grp172737108 3154  70000SH          SOLE                              70000
Cisco Sys Inc                    17275R102    2061    19254SH          SOLE                              19254
Citigroup Inc                    172967101    1073    19274SH          SOLE                              19274
Columbia Energy Group            197648108     949    15000SH          SOLE                              15000
Compaq Computer Corp             204493100     245     9064SH          SOLE                              9064
Computer Associates Intl Inc     204912109     378     5400SH          SOLE                              5400
Conagra Inc                      205887102     377    16600SH          SOLE                              16600
Danaher Corp Del                 235851102    2413    50000SH          SOLE                              50000
Dayton Hudson Corp               239753106     246     3350SH          SOLE                              3350
DuPont E I de Nemours & Co       263534109     806    12239SH          SOLE                              12239
Ecolab Inc                       278865100     405    10350SH          SOLE                              10350
EMC Corp Mass                    268648102     437     4000SH          SOLE                              4000
Emerson Elec Co                  291011104     626    10910SH          SOLE                              10910
Exxon Corp                       302290101    1402    17401SH          SOLE                              17401
Federal Home Ln Mtg Corp         313400301    8245   175200SH          SOLE                              175200
Federal Natl Mtg Assn            313586109    8461   135506SH          SOLE                              135506
First Un Corp                    337358105    2382    72600SH          SOLE                              72600
Ford Mtr Co Del                  345370100     341     6389SH          SOLE                              6389
Gannett Inc                      364730101     663     8130SH          SOLE                              8130
General Elec Co                  369604103    1008     6512SH          SOLE                              6512
General Mtrs Corp                370442105     242     3323SH          SOLE                              3323
Halliburton Co                   406216101     374     9300SH          SOLE                              9300
Hewlett Packard Co               428236103    1032     9070SH          SOLE                              9070
Illinois Tool Wks Inc            452308109     591     8750SH          SOLE                              8750
Intel Corp                       458140100    1465    17813SH          SOLE                              17813
International Business Machs     459200101     388     3588SH          SOLE                              3588
Johnson & Johnson                478160104    1049    11247SH          SOLE                              11247
Kimberly Clark Corp              494368103     412     6300SH          SOLE                              6300
Leggett & Platt Inc              524660107     319    14900SH          SOLE                              14900
Lockheed Martin Corp             539830109    2125    97126SH          SOLE                              97126
Lucent Technologies Inc          549463107     695     9264SH          SOLE                              9264
Mattell Inc                      577081102     167    12700SH          SOLE                              12700
MCDonalds Corp                   580135101     425    10534SH          SOLE                              10534
MCI Worldcom Inc                 55268B106    1910    35995SH          SOLE                              35995
Medtronic Inc                    585055106     238     6520SH          SOLE                              6520
Merck & Co Inc                   589331107     718    10692SH          SOLE                              10692
Microsoft Corp                   594918104    1804    15456SH          SOLE                              15456
Micros Sys Inc                   594901100    2294    31000SH          SOLE                              31000
Omnicom Group Inc                681919106     510     5100SH          SOLE                              5100
Oracle Corp                      68389X105     677     6041SH          SOLE                              6041
PE Corp Celera Gen Grp           69332S201    2980    20000SH          SOLE                              20000
Pepsico Inc                      713448108     408    11576SH          SOLE                              11576
PPG Inds Inc                     693506107     231     3695SH          SOLE                              3695
Price T. Rowe & Associates       741477103     206     5600SH          SOLE                              5600
Primus Telecommunications Grp    741929103    1530    40000SH          SOLE                              40000
Provident Bankshares Corp        743859100    1097    63374SH          SOLE                              63374
Qwest Communications Intl Inc    749121109    3009    69966SH          SOLE                              69966
SBC Communications Inc           78387G103     509    10440SH          SOLE                              10440
Sun Microsystems Inc             866810104    1335    17250SH          SOLE                              17250
Suntrust Bks Inc                 867914103   10630   154483SH          SOLE                              154483
Sysco Corp                       871829107     317     8000SH          SOLE                              8000
Trigon Healthcare Inc            89618L100     935    31700SH          SOLE                              31700
United Bankshares Inc West VA    909907107     215     8985SH          SOLE                              8985
United Technologies Corp         913017109     267     4100SH          SOLE                              4100
Virginia Comm Bk VA              927785105     185    13963SH          SOLE                              13963
Wal Mart Stores Inc              931142103     328     4750SH          SOLE                              4750
Winstar Communications           975515107     374     5000SH          SOLE                              5000
Washington Post Co               939640108    5559    10000SH          SOLE                              10000

                                  TOTAL     107864

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